PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 26,735	$ 27,961	$ 25,004
Debt Instrument, Collateral Amount		$ 18,403
Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	406,738
Scenario One [Member]
Property, Plant and Equipment [Line Items]
Buildings and Improvements, Gross	$ 14,796